Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

(10) Fair Value Measurements

ASC 820 established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy categorizes the inputs into three levels with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority given to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities. Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2—Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. Instruments in this category include non-exchange-traded derivatives such as over-the-counter forwards and options.

Level 3—Pricing inputs include significant inputs that have little or no observability as of the reporting date. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Financial assets and liabilities measured at fair value are classified in their entirety in the appropriate fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy. The Company primarily determines fair value measurements classified as Level 2 or Level 3 using a combination of the income and market valuation approaches. The process of determining the fair values is the responsibility of the derivative accounting department which reports to the Controller and Principal Accounting Officer. Inputs used to estimate the fair value of forwards, swaps and options include market-price curves; contract terms and prices; credit-risk adjustments; and discount factors. Additionally, for options, the Black-Scholes option valuation model and implied market volatility curves are used. Inputs used to estimate fair value in industry-standard models are categorized as Level 2 inputs because substantially all assumptions and inputs are observable in active markets throughout the full term of the instruments. On a daily basis, the Company obtains quoted forward prices for the electric and natural gas markets from an independent external pricing service. For interest rate swaps, the Company obtains monthly mark-to-market values from an independent external pricing service for LIBOR forward rates, which is a significant input. Some of the inputs of the interest rate swap valuations, which are less significant, include the credit standing of the counterparties, assumptions for time value and the impact of the Company’s nonperformance risk of its liabilities. The Company classifies cash and cash equivalents, and restricted cash as Level 1 financial instruments due to cash being at stated value, and cash equivalents at quoted market prices.

The Company considers its electric, natural gas and interest rate swap contracts as Level 2 derivative instruments as such contracts are commonly traded as over-the-counter forwards with indirectly observable price quotes. Management’s assessment was based on the trading activity in real-time and forward electric and natural gas markets. Each quarter, the Company confirms the validity of pricing-service quoted prices (e.g., Level 2 in the fair value hierarchy) used to value commodity contracts with the actual prices of commodity contracts entered into during the most recent quarter. However, certain energy derivative instruments with maturity dates falling outside the range of observable price quotes are classified as Level 3 in the fair value hierarchy.

Assets and Liabilities with Estimated Fair Value

The following table presents the carrying value for cash, cash equivalents, restricted cash, notes receivable and short-term debt by level, within the fair value hierarchy. The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value			Carrying / Fair Value
	At December 31, 2014			At December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and Cash Equivalents	$37,527	$—	$37,527	$44,302	$—	$44,302
Restricted Cash	32,863	—	32,863	7,171	—	7,171
Notes Receivable and Other	—	53,503	53,503	—	53,449	53,449

Total assets	$70,390	$53,503	$123,893	$51,473	$53,449	$104,922

Liabilities:
Short-term debt	$85,000	$—	$85,000	$162,000	$—	$162,000

Total liabilities	$85,000	$—	$85,000	$162,000	$—	$162,000

Puget Sound Energy	Carrying / Fair Value			Carrying / Fair Value
	At December 31, 2014			At December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and Cash Equivalents	$37,466	$—	$37,466	$44,111	$—	$44,111
Restricted Cash	32,863	—	32,863	7,171	—	7,171
Notes Receivable and Other	—	53,503	53,503	—	53,449	53,449

Total assets	$70,329	$53,503	$123,832	$51,282	$53,449	$104,731

Liabilities:
Short-term debt	$85,000	$—	$85,000	$162,000	$—	$162,000
Short-term debt owed to parent	—	28,933	28,933	—	29,598	29,598

Total liabilities	$85,000	$28,933	$113,933	$162,000	$29,598	$191,598

The fair value of the junior subordinated and long-term notes were estimated using the discounted cash flow method with U.S. Treasury yields and Company credit spreads as inputs, interpolating to the maturity date of each issue. Carrying values and estimated fair values were as follows:

Puget Energy		December 31, 2014		December 31, 2013
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$276,235	$250,000	$269,366
Long-term debt (fixed-rate), net of discount	2	4,694,608	6,083,554	4,683,476	5,594,314
Long-term debt (variable-rate)	2	299,000	299,000	299,000	299,000

Total		$5,243,608	$6,658,789	$5,232,476	$6,162,680

Puget Sound Energy		December 31, 2014		December 31, 2013
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$276,235	$250,000	$269,366
Long-term debt (fixed-rate), net of discount	2	3,513,259	4,437,473	3,513,258	4,038,455

Total		$3,763,259	$4,713,708	$3,763,258	$4,307,821

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:

Puget Energy	Fair Value At December 31, 2014			Fair Value At December 31, 2013
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Interest rate derivative instruments	$9,073	$—	$9,073	$13,223	$—	$13,223

Total derivative liabilities	$9,073	$—	$9,073	$13,223	$—	$13,223

Puget Energy and Puget Sound Energy	Fair Value At December 31, 2014			Fair Value At December 31, 2013
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$1,654	$3,168	$4,822	$14,661	$3,818	$18,479
Natural gas derivative instruments	18,064	1,462	19,526	5,448	2,673	8,121

Total assets	$19,718	$4,630	$24,348	$20,109	$6,491	$26,600

Liabilities:
Electric derivative instruments	$91,998	$15,230	$107,228	$18,073	$19,239	$37,312
Natural gas derivative instruments	85,305	3,502	88,807	32,642	3,034	35,676

Total liabilities	$177,303	$18,732	$196,035	$50,715	$22,273	$72,988

Puget Energy and Puget Sound Energy	Year Ended December 31,
Level 3 Roll-Forward Net (Liability)	2014			2013			2012
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(15,421)	$(361)	$(15,782)	$(33,924)	$(1,602)	$(35,526)	$(90,311)	$(5,041)	$(95,352)
Changes during period
Realized and unrealized energy derivatives:
Included in earnings[1]	(5,537)	—	(5,537)	(10,491)	—	(10,491)	(21,362)	—	(21,362)
Included in regulatory assets / liabilities	—	1,630	1,630	—	(945)	(945)	—	(1,937)	(1,937)
Settlements[2]	1,036	(1,534)	(498)	11,609	(754)	10,855	59,133	969	60,102
Transferred into Level 3	5,155	(585)	4,570	(7,799)	—	(7,799)	(55,548)	(297)	(55,845)
Transferred out of Level 3	2,705	(1,190)	1,515	25,184	2,940	28,124	74,164	4,704	78,868

Balance at end of period	$(12,062)	$(2,040)	$(14,102)	$(15,421)	$(361)	$(15,782)	$(33,924)	$(1,602)	$(35,526)

[1]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(9.6) million, $(13.4) million, and $(15.2) million for the years ended December 31, 2014, 2013 and 2012, respectively.
[2]	The Company had no purchases, sales or issuances during the reported periods.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company’s consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled. Unrealized gains and losses on energy derivatives for Level 3 recurring items are included in net unrealized (gain) loss on derivative instruments in the Company’s consolidated statements of income.

In order to determine which assets and liabilities are classified as Level 3, the Company receives market data from its independent external pricing service defining the tenor of observable market quotes. To the extent any of the Company’s commodity contracts extend beyond what is considered observable as defined by its independent pricing service, the contracts are classified as Level 3. The actual tenor of what the independent pricing service defines as observable is subject to change depending on market conditions. Therefore, as the market changes, the same contract may be designated Level 3 one month and Level 2 the next, and vice versa. The changes of fair value classification into or out of Level 3 are recognized each month, and reported in the Level 3 Roll-forward table above. The Company did not have any transfers between Level 2 and Level 1 during the years ended December 31, 2014 and 2013. The Company does periodically transact at locations, or market price points, that are illiquid or for which no prices are available from the independent pricing service. In such circumstances the Company uses a more liquid price point and performs a 15-month regression against the illiquid locations to serve as a proxy for market prices. Such transactions are classified as Level 3. The Company does not use internally developed models to make adjustments to significant unobservable pricing inputs.

The only significant unobservable input into the fair value measurement of the Company’s Level 3 assets and liabilities is the forward price for electric and natural gas contracts. Below are the forward price ranges for the Company’s commodity contracts, as of December 31, 2014:

(Dollars in Thousands)
	Fair Value		Valuation Technique	Unobservable Input	Range		Weighted Average
Derivative Instrument	Assets[1]	Liabilities[1]			Low	High
Electric	$3,168	$15,230	Discounted cash flow	Power Prices	$21.79 per MWh	$35.46 per MWh	$32.89 per MWh
Natural gas	$1,462	$3,502	Discounted cash flow	Natural Gas Prices	$3.11 per MMBtu	$3.83 per MMBtu	$3.28 per MMBtu

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. At December 31, 2014, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company’s derivative portfolio, classified as Level 3 within the fair value hierarchy, by $3.9 million.

Long-Lived Assets Measured at Fair Value on a Nonrecurring Basis

At the time of merger, Puget Energy recorded the fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360). The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating non-performance risk. Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation. The fair value of the power contracts is amortized as the contracts settle.

ASC 360 requires long-lived assets to be tested for impairment on an annual basis, and upon the occurrence of any events or circumstances that would be more likely than not to reduce the fair value of the long-lived assets below their carrying value. One such triggering event is a significant decrease in the forward market prices of power.

At December 31, 2014, Puget Energy completed a valuation and impairment test of its purchased power contracts classified as intangible assets. The valuation indicated a fair value of $437.6 million with an impairment to the Wells hydro contract. As of December 31, 2014, the carrying value for this contract was $65.3 million and its fair value on a discounted basis was $62.1 million, thereby requiring a write-down of $3.2 million to this intangible asset with a corresponding reduction in the regulatory liability.

Below are significant unobservable inputs used in estimating the impaired long term power purchase contract’s fair value on December 31, 2014:

Valuation Technique	Unobservable Input	Low	High	Average
Discounted cash flow	Power prices	$19.30 per MWh	$37.06 per MWh	$29.53 per MWh
Discounted cash flow	Power contract costs (in thousands)	$3,015 per qtr	$4,783 per qtr	$4,469 per qtr

At June 30, 2013, Puget Energy completed a valuation and impairment test of its purchased power contracts classified as intangible assets. The valuation indicated a fair value of $484.1 million with an impairment to the Priest Rapids Reasonable Portion intangible asset contract. As of June 30, 2013, the carrying value for this intangible asset contract was $47.1 million and its fair value on a discounted basis was determined to be an asset of $33.6 million, thereby requiring a write-down of $13.5 million to the intangible asset with a corresponding reduction in the regulatory liability.

Below are significant unobservable inputs used in estimating the impaired long term power purchase contract’s fair value on June 30, 2013:

Valuation Technique	Unobservable Input	Low	High	Average
Discounted cash flow	Power prices	$30.85 per MWh	$65.35 per MWh	$48.47 per MWh
Discounted cash flow	Power contract costs (in thousands)	$389 per yr	$6,845 per yr	$4,110 per yr

The valuations were measured using the income approach. Significant inputs included forward electricity prices and power contract pricing which provided future net cash flow estimates which are classified as Level 3 within the fair value hierarchy. A less significant input is the discount rate reflective of PSE’s cost of capital used in the valuation.